Right-of-Use Assets - Schedule of Supplemental Cash Flow Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$ 588,878	$ 967,963	$ 842,929